Other Long-Term Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	Other Long-Term Assets
Deferred Offering Costs
Deferred offering costs primarily consist of direct incremental legal and accounting fees relating to the IPO and to a credit facility. The deferred issuance costs relating to the IPO were offset against IPO proceeds upon the consummation of the Company’s offering. The deferred costs relating to the credit facility are being amortized to interest expense up through the maturity date of the facility. As of September 30, 2021 and December 31, 2020, the Company had deferred offering costs relating to the IPO of $0 and $1,839. As of September 30, 2021 and December 31, 2020, the Company had $473 and $630, respectively, in issuance costs relating to the credit facility. The issuance costs for the IPO and credit facility are classified in other long-term assets in the accompanying unaudited condensed consolidated balance sheets.
Investments in Convertible Debt
In January 2021, the Company purchased two convertible debt securities for a total aggregate investment of $500. Both investments mature on January 1, 2023 and receive interest at an annual rate of 6%. Interest accrues and becomes payable upon conversion of the convertible notes, or will be paid in connection with the repayment in full of the principal amount of such convertible notes.
These convertible note investments are classified as available-for-sale securities and are classified in other long-term assets in the accompanying unaudited condensed consolidated balance sheets based on the maturity date. The Company accounts for these investments, along with the embedded derivatives associated with their conversion features, by utilizing the fair value option within ASC 825 and accounting for the entire hybrid instrument at fair value through earnings. Changes in fair value of the convertible notes were not material for the three and nine months ended September 30, 2021.